                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/04 (b)

Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:   American International Life Assurance Company of
                             New York Variable Account B

     B.   File Number:       811-04865-01

     C.   Telephone Number:  (713) 831-3504

2.   A.   Street:            2727-A Allen Parkway

     B.   City: Houston     C. State: TX    D. Zip Code: 77019     Zip Ext: 2191

     E.   Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)            N

4.   Is this the last filing on this form by Registrant? (Y/N)             N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)        N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)
     [If answer is "Y" (Yes) complete only items 111 through 132.]         Y

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)
          [If answer is "N" (No), go to item 8.]

     B.   How many separate series or portfolios did Registrant
          have at the end of the period                                    -----

                                       01

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For period ending 12/31/04                             If filing more than one
                                                       Page 47, "X" box:   [ ]
File number 811-04865-01

UNIT INVESTMENT TRUSTS

111. A.   [/]  Depositor Name: American International Life Assurance Company of
                               ------------------------------------------------
               New York
               --------
     B.   [/]  File Number (If any):
                                    ------------------------------------
     C.   [/]  City: New York     State: NY     Zip Code: 10005  Zip Ext.:
                     --------            --               -----           ----
          [/]  Foreign Country:                 Foreign Postal Code:
                               -------------                        -----


111. A.   [/]  Depositor Name:
                              ------------------------------------------
     B.   [/]  File Number (If any):
                                    ------------------------------------
     C.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ----------          --               -----            ----
          [/]  Foreign Country:                 Foreign Postal Code:
                               -------------                        -----


112. A.   [/]  Sponsor Name: American International Life Assurance Company of
                             ------------------------------------------------
               New York
               --------
     B.   [/]  File Number (If any):
                                    -------------------------------------
     C.   [/]  City: New York     State: NY     Zip Code: 10005  Zip Ext.:
                     --------            --               -----           ----
          [/]  Foreign Country:                 Foreign Postal Code:
                               -------------                        -----


112. A.   [/]  Sponsor Name:
                            --------------------------------------------
     B.   [/]  File Number (If any):
                                    -------------------------------------
     C.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ---------           --               -----            ----
          [/]  Foreign Country:                 Foreign Postal Code:
                               ------------                         -----

                                       47

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For period ending 12/31/04                             If filing more than one
                                                       Page 48, "X" box:   [ ]
File number 811-04865-01

113. A.   [/]  Trustee Name:
                            -----------------------------------------------
     B.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ----------          --               -----            ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----


113. A.   [/]  Trustee Name:
                            -----------------------------------------------
     B.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ----------          --               -----            ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----


114. A.   [/]  Principal Underwriter Name: American General Equity Services
                                           --------------------------------
               Corporation
               -----------
     B.   [/]  File Number: 8-15847
                            -------
     C.   [/]  City: Houston      State: TX     Zip Code: 77019  Zip Ext.:
                    ----------           --               -----           ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----


114. A.   [/]  Principal Underwriter Name:
                                           -------------------------------
     B.   [/]  File Number:
                           -------
     C.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ----------          --               -----            ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----


115. A.   [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                                   --------------------------
     B.   [/]  City: Houston      State: TX     Zip Code: 77002  Zip Ext.:
                     ---------           --               -----           ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----


115. A.   [/]  Independent Public Accountant Name:
                                                   ----------------------
     B.   [/]  City:              State:        Zip Code:        Zip Ext.:
                    ----------          --               -----            ----
          [/]  Foreign Country:                Foreign Postal Code:
                               ------------                        -----

                                       48

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For period ending 12/31/04                             If filing more than one
                                                       Page 49, "X" box:   [ ]
File number 811-04865-01

116. Family of investment companies information:

     A.   [/]  Is Registrant part of a family of investment companies?
               (Y/N)                                                         Y
                                                                          ------
                                                                            Y/N
     B.   [/]  Identify the family in 10 letters  AGLSEPACCT
                                                 ------------
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [/]  Is Registrant a separate account of an insurance company?
               (Y/N)                                                         Y
                                                                          ------
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.   [/]  Variable annuity contracts?(Y/N)                              N
                                                                          ------
                                                                            Y/N

     C.   [/]  Scheduled premium variable life contracts?(Y/N)               N
                                                                          ------
                                                                            Y/N

     D.   [/]  Flexible premium variable life contracts?(Y/N)                Y
                                                                          ------
                                                                            Y/N

     E.   [/]  Other types of insurance products registered
                under the Securities Act of 1933?(Y/N)                       N
                                                                          ------
                                                                            Y/N

118: [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of
          1933                                                                 1
                                                                          ------

119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                                    0
                                                                          ------

120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's
          omitted)                                                         $   0
                                                                          ------

121. [/]  State the number of series for which a current prospectus was
          in existence at the end of the period                                1
                                                                          ------

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period                                            0
                                                                          ------
                                       49

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For period ending 12/31/04                             If filing more than one
                                                       Page 50, "X" box:   [ ]
File number 811-04865-01

123. [/]  State the total value of the additional units
          considered in answering item 122($000's omitted)                $    0
                                                                          ------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)                                                $    0
                                                                          ------

125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
          series of Registrant ($000's omitted)                           $   56
                                                                          ------

126. [/]  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          the portfolio of a subsequent series.) ($000's omitted)         $    0
                                                                          ------

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of      Total Assets      Total Income
                                               Series         ($000's         Distributions
                                             Investing        omitted)      ($000's omitted)
                                            -----------    --------------   ----------------
A.    U.S. Treasury direct issue                            $                 $
                                               -----        ------------      -----------
B.    U.S. Government agency                                $                 $
                                               -----        ------------      -----------
C.    State and municipal tax-free                          $                 $
                                               -----        ------------      -----------
D.    Public utility debt                                   $                 $
                                               -----        ------------      -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                        $                 $
                                               -----        ------------      -----------
F.    All other corporate intermed.
      & long-term debt                                      $                 $
                                               -----        ------------      -----------
G.    All other corporate short-term
      debt                                                  $                 $
                                               -----        ------------      -----------
H.    Equity securities of brokers or
      dealers or parents of brokers or
      dealers                                               $                 $
                                               -----        ------------      -----------
I.    Investment company equity securities                  $                 $
                                               -----        ------------      -----------
J.    All other equity securities                1          $     13,736      $       140
                                               -----        ------------      -----------
K.    Other securities                                      $                 $
                                               -----        ------------      -----------
L.    Total assets of all series of
      registrant                                 1          $     13,736      $       140
                                               -----        ------------      -----------

                                       50

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For period ending 12/31/04                             If filing more than one
                                                       Page 51, "X" box:   [ ]
File number 811-04865-01


128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer?(Y/N)                N
                                                                          ------
                                                                            Y/N
          [If answer is "N"(No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period?(Y/N)              ------
                                                                            Y/N
          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees?(Y/N)                                                ------
                                                                            Y/N
131. [/]  Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)            $  108
                                                                          ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

                                       51

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                                   SIGNATURES
                                   ----------

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2005.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
        (Name of Registrant)

BY:  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
        (Name of Depositor)


By:  /s/ ROBERT F. HERBERT, JR.          Witness: /s/ LAUREN W. JONES
     --------------------------------             ------------------------------
      Robert F. Herbert, Jr.                      Lauren W. Jones
      Senior Vice President,                      Assistant Secretary
       Treasurer & Controller                     American International Life
      American International Life                  Assurance Company of New York
       Assurance Company of New York